Other reserves	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Other reserves

25. Other reserves

(US dollars in thousands)	Preference shares 1	Shares pending issue	Capital raising costs 2	Equity incentive costs 3	Share awards issuance 3	Foreign exchange	Total
At June 30, 2021	3,270	20,466	(8,828)	1,422	(971)	(45)	15,314
Issuance of shares	-	(20,466)	-	-	-	-	(20,466)
Share issuance costs	-	-	(122)	1,452	(1,879)	-	(549)
Other movements	-	-	-	-	-	(283)	(283)
At June 30, 2022	3,270	-	(8,950)	2,874	(2,850)	(328)	(5,984)
Interest on equity instruments	198	-	-	-	-	-	198
Equity instruments payments	(149)	-	-	-		-	(149)
Capital raising costs	-	-	(446)	-	-	-	(446)
Equity incentives cost less shares issued	-	-	-	147	(154)	-	(7)
Other movements		-	-	-	-	(104)	(104)
At June 30, 2023	3,319	-	(9,396)	3,021	(3,004)	(432)	(6,492)
Interest on equity instruments	150	-	-	-	-	-	150
Capital raising costs	-	-	(207)	-	-	-	(207)
Equity incentives cost less shares issued	-	-	-	333	(92)	-	241
Other movements	-	-	-	-	-	7	7
At June 30, 2024	3,469	-	(9,603)	3,354	(3,096)	(425)	(6,301)

1	During the year, the Company accrued $0.15 million dividends on Aevitas preference shares.

2	The $0.2 million of transaction costs incurred in the year ended June 30, 2024 (year ended June 30, 2023: $0.4 million; year ended June 30, 2022: $0.1 million) relate primarily to capital raises on Nasdaq.

3	During the year ended June 30, 2024, $0.3 million was expensed towards share incentive awards to employees, directors, and consultants of the Company under the 2017 Omnibus Incentive Plan (year ended June 30, 2023: $0.1 million). Amounts are expensed at the award grant price over the vesting period, adjusted for actual quantities upon vesting. Of the expenses recorded, $0.3 million of shares were delivered to participants (year ended June 30, 2023: $0.1 million). During the years ended June 30, 2024 and June 30, 2023, the following awards under the Incentive Plan have been granted, and have vested or been forfeit:

	Number of RSUs, PSUs and BSAs (thousands)	Weighted average grant date fair value $000
Outstanding at June 30, 2022	279	$471
Granted	912	303
Vested	(356)	(123)
Forfeit	(178)	(320)
Outstanding at June 30, 2023	657	$331
Granted	128	234
Vested/Settled	(150)	(248)
Reverse stock split impact	(591)	(298)
Forfeit	(11)	(3)
Outstanding at June 30, 2024	33	$16

In October 2024, the company implemented a 10-to-1 reverse stock split, which impacted the outstanding number of RSUs, PSUs, and BSAs. The reverse stock split proportionally reduced the number of outstanding awards, including their weighted average grant date fair value. As a result, employees holding these grants experienced a corresponding adjustment in the value of their awards to align with the revised share structure. This adjustment ensures that the economic value and equity proportion represented by the awards remain consistent post-split.